Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	May 01, 2018
Registrant Name	dei_EntityRegistrantName	First Trust Variable Insurance Trust
CIK	dei_EntityCentralIndexKey	0001537395
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	May 01, 2018
Effective Date	dei_DocumentEffectiveDate	May 01, 2018
Prospectus Date	rr_ProspectusDate	May 01, 2018